Subsequent Events to the Balance Sheet Date	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events to the Balance Sheet Date	Note 11 - Subsequent Events to the Balance Sheet Date No events have occurred subsequent to the balance sheet date that could significantly affect the financial statements as of June 30, 2025.